UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21473
                                   811-21518

Name of Fund: Merrill Lynch Inflation Protected Fund
              Master Inflation Protected Trust Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Merrill Lynch Inflation Protected Fund


Schedule of Investments as of February 28, 2006
                                              Beneficial
                                                Interest    Mutual Funds                                                 Value
                                          $   86,384,262    Master Inflation Protected Trust                      $    92,979,494

                                                            Total Mutual Funds (Cost - $92,645,083) - 100.0%           92,979,494

Total Investments (Cost - $92,645,083) - 100.0%                                                                        92,979,494
Liabilities in Excess of Other Assets - (0.0%)                                                                               (92)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $    92,979,402
                                                                                                                  ===============


Master Inflation Protected Trust


Schedule of Investments as of February 28, 2006
                                   Face
Industry                         Amount    Corporate Bonds                                                               Value
Consumer Finance -       $    2,500,000    SLM Corp., 4.58% due 4/01/2009 (a)                                     $     2,432,300
2.4%
                                           Total Corporate Bonds (Cost - $2,500,000) - 2.4%                             2,432,300


                                           Government Agency Mortgage-Backed Securities***
                              3,000,000    Ginnie Mae Trust Series 2005-90 Class C, 4.793% due 11/16/2037               2,846,250

                                           Total Government Agency Mortgage-Backed Securities
                                           (Cost - $2,842,065) - 2.8%                                                   2,846,250


                                           Non-Government Agency Mortgage-Backed Securities***
Collateralized                1,201,425    Residential Funding Mortgage Security I Series 2003-S14 Class A5,
Mortgage                                   4.981% due 7/25/2018 (a)                                                     1,205,086
Obligations - 1.2%

Commercial                    3,750,000    CS First Boston Mortgage Securities Corp. Series 2005-C6 Class A4,
Mortgage-Backed                            5.23% due 12/15/2040                                                         3,727,565
Securities - 6.5%             3,000,000    JPMorgan Chase Commercial Mortgage Security Series 2005-LDP5
                                           Class A4, 5.179% due 12/15/2044                                              2,992,985
                                                                                                                  ---------------
                                                                                                                        6,720,550

                                           Total Non-Government Agency Mortgage-Backed Securities
                                           (Cost - $7,965,400) - 7.7%                                                   7,925,636


                                           U.S. Government Obligations
                             12,423,300    Tennessee Valley Authority, 3.375% due 1/15/2007                            12,567,907
                              5,908,949    U.S. Treasury Inflation Indexed Bonds, 3.625% due 1/15/2008                  6,118,073
                              5,040,714    U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009                  5,333,116
                              2,924,725    U.S. Treasury Inflation Indexed Bonds, 4.25% due 1/15/2010                   3,185,207
                              9,039,039    U.S. Treasury Inflation Indexed Bonds, 0.875% due 4/15/2010                  8,665,826
                              4,523,640    U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                   4,857,788
                              2,050,707    U.S. Treasury Inflation Indexed Bonds, 3.375% due 1/15/2012                  2,215,485
                              1,642,065    U.S. Treasury Inflation Indexed Bonds, 3% due 7/15/2012                      1,745,592
                              9,484,279    U.S. Treasury Inflation Indexed Bonds, 1.875% due 7/15/2013                  9,423,893
                             10,332,828    U.S. Treasury Inflation Indexed Bonds, 2% due 1/15/2014                     10,339,286
                              2,088,400    U.S. Treasury Inflation Indexed Bonds, 2% due 7/15/2014                      2,091,092
                             10,308,100    U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015                 10,001,671
                              8,353,600    U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025                  8,878,966
                             10,634,839    U.S. Treasury Inflation Indexed Bonds, 3.625% due 4/15/2028                 13,894,247
                              8,261,370    U.S. Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029                 11,287,097
                              2,217,780    U.S. Treasury Inflation Indexed Bonds, 3.375% due 4/15/2032                  2,933,100

                                           Total U.S. Government Obligations
                                           (Cost - $113,308,713) - 110.8%                                             113,538,346


                              Number of
                             Contracts*    Options Purchased
Put Options                          10    Pay a fixed rate of 5.95% and receive a floating rate based on 3-month
Purchased - 0.1%                           LIBOR, expiring April 2007, Broker JPMorgan Chase Bank (b)                      55,670

                                           Total Options Purchased (Premiums Paid - $95,050) - 0.1%                        55,670

                                           Total Investments (Cost - $126,711,228) - 123.8%                           126,798,202


                                           Options Written
Call Options                         20    Consumer Price Index (CPI) Linked Floor at 1%, expiring April 2009,
Written - (0.0%)                           Broker Morgan Stanley Capital Services, Inc.                                     (200)

Put Options                           7    Receive a fixed rate of 6.07% and pay a floating rate based on 3-month
Written - (0.1%)                           LIBOR, expiring April 2007, Broker JPMorgan Chase Bank (b)                    (54,087)

                                           Total Options Written (Premiums Received - $127,050) - (0.1%)                 (54,287)

                             Total Investments, Net of Options Written (Cost - $126,584,178**) - 123.7%               126,743,915
                             Liabilities in Excess of Other Assets - (23.7%)                                         (24,297,103)
                                                                                                                  ---------------
                             Net Assets - 100.0%                                                                  $   102,446,812
                                                                                                                  ===============


  * One contract represents a notional amount of $1,000,000.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                        $      126,450,750
                                          ==================
    Gross unrealized appreciation         $        1,445,953
    Gross unrealized depreciation                (1,152,788)
                                          ------------------
    Net unrealized appreciation           $          293,165
                                          ==================


*** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(a) Floating rate note.

(b) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

  o Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                 $   (10,311,348)    $   27,972


  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts sold as of February 28, 2006 were as follows:

    Number of                       Expiration        Face        Unrealized
    Contracts         Issue            Date          Value       Depreciation

      41           10-Year U.S.
                  Treasury Notes    June 2006     $  4,435,385   $  (11,229)


  o Swaps outstanding as of February 28, 2006 were as follows:

                                                                    Unrealized
                                                    Notional      Appreciation
                                                     Amount     (Depreciation)

    Sold credit default protection on
    Time Warner, Inc. and receive 0.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2007                              $  2,000,000    $    10,984

    Sold credit default protection on
    Wyeth and receive 0.67%

    Broker, Lehman Brothers Special Finance
    Expires June 2009                              $  2,000,000         34,242

    Sold credit default protection on
    Sprint Capital Corp. and receive 0.93%

    Broker, JPMorgan Chase Bank
    Expires June 2009                              $  2,000,000         43,784

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 2 and receive 0.60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                         $  2,976,000         23,983

    Sold credit default protection on
    Fannie Mae and receive 0.18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                             $  5,000,000         19,415

    Sold credit default protection on
    Freddie Mac and receive 0.15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $  6,000,000         19,710

    Sold credit default protection on
    Fannie Mae and receive 0.48%

    Broker, Deutsche Bank AG
    Expires June 2010                              $  3,000,000         37,191

    Sold credit default protection on
    WFS Financial Owner Trust Series 2003-2
    Class C and receive 0.41%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                          $  1,459,000          2,045

    Receive a floating rate based on 1-month
    LIBOR plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

    Broker, Credit Suisse First Boston
    International
    Expires June 2011                              $  5,500,000        (3,810)

    Pay a fixed rate of 4.9575% and receive
    a floating rate based on a 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires December 2015                          $  2,850,000         25,930

    Pay a fixed rate of 4.995% and receive a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires December 2015                          $  3,500,000         21,691

    Pay a fixed rate of 4.952% and receive
    a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires January 2016                           $  2,300,000         21,970

    Receive a fixed rate of 4.95% and pay a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                             $  1,760,000       (16,115)

    Pay a fixed rate of 5.11% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                             $    730,000        (3,380)

    Sold credit default protection on
    Holmes Financing Plc Series 8 Class 2C
    and receive 0.55%

    Broker, Deutsche Bank AG
    Expires July 2040                              $  3,000,000          (594)

    Sold credit default protection on
    Permanent Financing Plc Series 4 Class 2C and receive 0.55%

    Broker, Deutsche Bank AG
    Expires June 2042                              $  3,000,000        (1,416)

    Sold credit default protection on
    Granite Mortgages Plc Series 2004-2
    Class 1C and receive 0.45%

    Broker, Deutsche Bank AG
    Expires June 2044                              $  1,387,000        (1,022)
                                                                  ------------
    Total                                                         $    234,608
                                                                  ============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  April 20, 2006